MAINSTAY FUNDS TRUST

MainStay S&P 500 Index Fund

Supplement dated August 4, 2017 (“Supplement”) to the Summary Prospectus, Prospectus and
Statement of Additional Information, each dated February 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information.

1.	Effective immediately, the Summary Prospectus and Prospectus are revised as follows:

a.	The table and footnotes in the section entitled “Fee and Expenses of the Fund,” as well as the table in the section entitled “Example” are revised as follows:

Fees and Expenses of the Fund

	Class A	Investor Class	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.16%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None
Other Expenses	0.12%	0.35%	0.11%
Total Annual Fund Operating Expenses	0.53%	0.76%	0.27%

1.	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2.	Restated to reflect current management fees. The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.

Example

Expenses After	Class A	Investor	Class I
Class
1 Year	$ 353	$ 375	$ 28
3 Years	$ 465	$ 536	$ 87
5 Years	$ 587	$ 710	$ 152
10 Years	$ 945	$ 1,214	$ 343

b.	The section entitled, “Know With Whom You Are Investing: Additional Information Regarding Fee Waivers: Contractual,” is revised to include the following waiver:

MainStay S&P 500 Index Fund: Class A, 0.60%, with an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes.

2.	Effective immediately, the Statement of Additional Information is revised as follows:

    The table in the section entitled “The Manager, the Subadvisors, and the Distributor: Subadvisory Agreements” is amended to reflect a revised subadvisory fee for the Fund as follows:

FUND NAME	ANNUAL RATE
MainStay S&P 500 Index Fund	0.08% on assets up to $2.5 billion; and 0.075% on assets over $2.5 billion

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY FUNDS TRUST

MainStay S&P 500 Index Fund

Supplement dated August 4, 2017 (“Supplement”) to the Prospectus, dated February 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

1.	Effective immediately, the Prospectus is revised as follows:

a.	The table and footnotes in the section entitled “Fee and Expenses of the Fund,” as well as the table in the section entitled “Example” are revised as follows:

Fees and Expenses of the Fund

	Class A	Investor Class	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None [1]	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[2]	0.16%	0.16%	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses	0.12%	0.35%	0.11%	0.03%
Total Annual Fund Operating Expenses	0.53%	0.76%	0.27%	0.19%

1.	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

2.	Restated to reflect current management fees. The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.

Example

Expenses After	Class A	Investor	Class I	Class R6
Class
1 Year	$ 353	$ 375	$ 28	$ 19
3 Years	$ 465	$ 536	$ 87	$ 61
5 Years	$ 587	$ 710	$ 152	$ 107
10 Years	$ 945	$ 1,214	$ 343	$ 243

b.	The section entitled, “Know With Whom You Are Investing: Additional Information Regarding Fee Waivers: Contractual,” is revised to include the following waiver:

MainStay S&P 500 Index Fund: Class A, 0.60%, with an equivalent waiver or reimbursement, in an equal number of basis points, to the other share classes, except for Class R6.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MAINSTAY FUNDS TRUST

MainStay S&P 500 Index Fund

Supplement dated August 4, 2017 (“Supplement”) to the Prospectus, dated February 28, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

1.	Effective immediately, the Prospectus is revised as follows:

a.	The table and footnotes in the section entitled “Fee and Expenses of the Fund,” as well as the table in the section entitled “Example” are revised as follows:

Fees and Expenses of the Fund

Class T

Shareholder Fees(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[1]	0.16%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.53%

1.	Restated to reflect current management fees. The management fee is as follows: 0.16% on assets up to $2.5 billion; and 0.15% on assets over $2.5 billion.

Example

	1 Year	3 Years	5 Years	10 Years
Class T	$ 303	$ 416	$ 539	$ 898

b.	The section entitled, “Know With Whom You Are Investing: Additional Information Regarding Fee Waivers: Contractual,” is revised to include the following waiver:

MainStay S&P 500 Index Fund: Class A, 0.60%, with an equivalent waiver or reimbursement, in an equal number of basis points to Class T shares.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.